Proceeds From Investors Pursuant to Stock Purchase Agreements	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Proceeds From Investors Pursuant to Stock Purchase Agreements

NOTE 7 - PROCEEDS FROM INVESTORS PURSUANT TO STOCK PURCHASE AGREEMENTS TO BE EFFECTIVE UPON COMPLETION OF REVERSE STOCK SPLIT

In July and August 2011, the Company received a total of $200,000 from three investors pursuant to Stock Purchase Agreements. The Stock Purchase Agreements provide for the Company to file an application with the Financial Industry Regulatory Authority (“FINRA”) to affect a 1 for 2000 reverse stock split of its outstanding common stock within 120 days from the respective closing dates. Once the reverse split is approved and effective, the Company is to deliver the investors shares of Company common stock calculated by dividing their investment by the closing trading price of the shares on the first full business day following the Effective Date and multiplying the product thereof by 330%. At August 31, 2011, the $200,000 has been reflected in liabilities pursuant to ASC 480-10-25-14(a) since the amounts embody a conditional obligation that the Company must settle by issuing a variable number of shares and the monetary value of the obligation is based on a fixed monetary amount known at inception.